PRET 2024-RPL2 Trust ABS-15G

Exhibit 99.1 - Schedule 10

Unique ID	Pretium Loan ID	LMS Loanid	Originator	Lien	ARMorFix	Purpose at Origination	Occupancy at Origination	Origination Date	fpdate	State	Zip	OrigBal	pppflag	pppterm	Compliance Event	Compliance Exceptions	Compliance Comments	Eligible For Predatory Testing - Unable to Test	Compliance Comp Factors	Category	S&P Compliance Grade	Fitch Compliance Grade	Moody's Compliance Grade	DBRS Compliance Grade
275065829	XXX	XXX	XXX	First	FIXED	Cashout Refi	Investment Property	7/XX/2006	9/XX/2006	NE	XXX	XXX	NO	*Not Applicable	2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial GFE Date not within 3 days of Initial Application Date [2] Affiliated Business Doc Missing					RB	B	B	B
275065839	XXX	XXX	XXX	First	FIXED	Purchase	Owner Occ	3/XX/2007	5/XX/2007	MS	XXX	XXX	NO	*Not Applicable	2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Right to Choose Insurance Provider					RB	B	B	B
275065840	XXX	XXX	XXX	First	FIXED	Cashout Refi	Investment Property	7/XX/2006	9/XX/2006	NE	XXX	XXX	NO	*Not Applicable	2	[2] HMDA-reportable rate spread (1/1/04-10/1/09)					RA	A	A	A
275065841	XXX	XXX	XXX	First	FIXED	Cashout Refi	Investment Property	7/XX/2006	9/XX/2006	NE	XXX	XXX	NO	*Not Applicable	2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Credit Score Disclosure Not Present					RB	B	B	B